Supplement to the currently effective Statements of Additional Information for the fund listed below:

DWS Lifecycle Long Range Fund

--------------------------------------------------------------------------------

The following information supplements the "Management of the Fund" section of the above-noted fund's currently effective Statements of Additional Information.

Fund Ownership of Portfolio Managers:

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund, as well as in all DWS Funds as a group (i.e., those funds advised by DeAM or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of September 30, 2007.

                                                                 Dollar Range of Fund     Dollar Range of All DWS
Name of Fund                      Name of Portfolio Manager           Shares Owned           Fund Shares Owned
------------                      -------------------------           ------------           -----------------
DWS Lifecycle Long Range Fund           Gary Sullivan                      $0                $50,001 - $100,000
DWS Lifecycle Long Range Fund           Matthias Knerr                     $0              $500,001 - $1,000,000

Conflicts of Interest:

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account.
This information is provided as of September 30, 2007.

Other SEC Registered Investment Companies Managed:

                                                                                            Number of
                                                                                            Investment
                                                        Number of      Total Assets of       Company        Total Assets of
                                                        Registered       Registered       Accounts with       Performance-
                                 Name of Portfolio      Investment       Investment        Performance-        Based Fee
Name of Fund                          Manager           Companies         Companies         Based Fee           Accounts
------------                          -------           ---------         ---------         ---------           --------

DWS Lifecycle Long Range Fund      Gary Sullivan            12         $7,511,898,043           0                 $0
DWS Lifecycle Long Range Fund      Matthias Knerr            4         $3,684,044,324           0                 $0








Other Pooled Investment Vehicles Managed:

                                                                                             Number of
                                                                                              Pooled
                                                                                            Investment        Total Assets
                                                     Number of       Total Assets of         Vehicle               of
                                    Name of            Pooled             Pooled          Accounts with       Performance-
                                   Portfolio         Investment         Investment         Performance-        Based Fee
Name of Fund                         Manager          Vehicles           Vehicles           Based Fee           Accounts
------------                         -------          --------           --------           ---------           --------

DWS Lifecycle Long Range Fund     Gary Sullivan           0              $0                     0                 $0
DWS Lifecycle Long Range Fund     Matthias Knerr          4              $88,185,874            0                 $0


Other Accounts Managed:

                                                                                           Number of
                                                                                              Other          Total Assets of
                                     Name of            Number of                         Accounts with       Performance-
                                    Portfolio             Other        Total Assets of     Performance-        Based Fee
Name of Fund                          Manager            Accounts      Other Accounts       Based Fee           Accounts
------------                          -------            --------      --------------       ---------           --------

DWS Lifecycle Long Range Fund      Gary Sullivan            0                  $0               0                 $0
DWS Lifecycle Long Range Fund      Matthias Knerr           2           $115,125,641            0                 $0



               Please Retain This Supplement for Future Reference

January 3, 2008